UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

UPRIGHT INVESTMENTS TRUST

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2025 (Unaudited)

UPRIGHT ASSETS ALLOCATION PLUS FUND

UPAAX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2024 to March 31, 2025.

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$ 124	2.58%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2,161,793	35	0.00%	$16,225

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	13.60%
2.	Direxion Daily S&P 500 Bull 3X Shares	9.74%
3.	Direxion Daily Dow Jones Internet Bull 3X Shares	8.73%
4.	Direxion Financial Bull 3X Shares	8.05%
5.	Taiwan Semiconductor Manufacturing Co., Ltd.	7.68%
6.	ProShares UltraPro QQQ ETF	5.30%
7.	AbbVie Inc.	4.85%
8.	Silicon Motion Technology Corp. ADR	4.68%
9.	Ase Technology Holding Co. Ltd. ADR	4.05%
10.	Direxion Small Cap Bull 3X Shares	3.38%
	Total % of Net Assets	70.06%

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

How has the fund changed

The Fund has not had any material changes during the six months ended March 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Upright Assets Allocation Plus Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit the SEC website at http://www.sec.gov or contact us at 1-973-533-1818.

UPRIGHT INVESTMENTS TRUST

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2025 (Unaudited)

UPRIGHT GROWTH & INCOME FUND

UPDDX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2024 to March 31, 2025.

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$127	2.58%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2,916,689	33	0.00%	$24,805

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	22.30%
2.	Himax Technologies, Inc. ADR	12.60%
3.	Direxion Financial Bull 3X Shares	7.05%
4.	Direxion Daily Dow Jones Internet Bull 3X Shares	5.83%
5.	Taiwan Semiconductor Manufacturing Co., Ltd.	5.69%
6.	Tapestry, Inc.	5.55%
7.	AbbVie Inc.	4.31%
8.	The Goldman Sachs Group, Inc.	3.75%
9.	Teva Pharmaceutical Industries Ltd.	3.69%
10.	Apple Inc.	3.05%
	Total % of Net Assets	73.82%

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

How has the fund changed

The Fund has not had any material changes during the six months ended March 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Upright Growth & Income Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit the SEC website at http://www.sec.gov or contact us at 1-973-533-1818.

UPRIGHT INVESTMENTS TRUST

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2025 (Unaudited)

UPRIGHT GROWTH FUND

UPUPX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2024 to March 31, 2025.

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$115	2.27%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$19,234,799	32	10.58%	$163,792

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	25.65%
2.	Taiwan Semiconductor Manufacturing Co., Ltd.	14.67%
3.	Fidelity Institutional Money Market - Treasury Portfolio - Class I	10.40%
4.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	9.79%
5.	Apple Inc.	7.16%
6.	Teva Pharmaceutical Industries Ltd.	5.28%
7.	Silicon Motion Technology Corp. ADR	3.42%
8.	AbbVie, Inc.	2.61%
9.	iShares 20+ Year Treasury Bond ETF	2.37%
10.	Direxion Daily 20+ Year Treasury Bull 3X Shares	2.29%
	Total % of Net Assets	83.64%

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

How has the fund changed

The Fund has not had any material changes during the six months ended March 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Upright Growth Fund documents not be householded, please contact Upright Investment Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investment Trust or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit the SEC website at http://www.sec.gov or contact us at 1-973-533-1818.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Upright Investments Trust

Upright Assets Allocation Plus Fund (UPAAX)

Upright Growth & Income Fund (UPDDX)

Upright Growth Fund (UPUPX)

Semi-Annual Financial Statements

March 31, 2025

(Unaudited)

	Upright Investments Trust
	Upright Assets Allocation Plus Fund

Schedule of Investments
March 31, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 37.62%

Drug Manufacturers—General - 4.85%
500	AbbVie, Inc.	$ 104,760

Drug Manufacturers—Specialty & Generic - 2.02%
2,000	Teva Pharmaceutical Industries Ltd. ADR *	30,740
1,500	Viatris, Inc.	13,065
		43,805
Electrical Equipment & Parts - 0.31%
5,000	Plug Power, Inc. *	6,750

Integrated Circuit Design - 13.60%
40,000	Himax Technologies, Inc. ADR	294,000

Internet Content & Information - 0.43%
100	Baidu, Inc. ADR *	9,203

Semiconductors - 16.41%
10,000	Ase Technology Holding Co. Ltd. ADR	87,600
2,000	Silicon Motion Technology Corp. ADR	101,120
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	166,000
		354,720

TOTAL FOR COMMON STOCKS (Cost $790,285) - 37.62%		813,238

EXCHANGE TRADED FUNDS - 60.69%
750	Direxion Daily 20+ Year Treasury Bull 3X Shares	33,000
10,000	Direxion Daily Dow Jones Internet Bull 3X Shares	188,800
550	Direxion Daily Energy Bull 2X Shares	35,904
85	Direxion Daily MSCI Brazil Bull 2X Shares	4,513
200	Direxion Daily MSCI Emerging Markets Bull 3X Shares	6,144
500	Direxion Daily MSCI India Bull 2x Shares	27,785
1,500	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	61,905
2,000	Direxion Daily Real Estate Bull 3X Shares	20,640
1,500	Direxion Daily S&P 500 Bull 3X Shares	210,585
3,100	Direxion Daily Semiconductor Bull 3X Shares	49,445
1,100	Direxion Financial Bull 3X Shares	173,943
2,500	Direxion Small Cap Bull 3X Shares	73,150
1,000	Global X Lithium and Battery Tech ETF	38,800
200	iShares MSCI China ETF	10,880
200	iShares MSCI EAFE Value ETF	11,788

1,000	iShares MSCI Taiwan ETF	47,480
100	iShares Russell Mid-Cap Value ETF	12,597
1,400	KraneShares CSI China Internet ETF	48,874
2,000	ProShares UltraPro QQQ ETF	114,600
2,000	VanEck Vectors Vietnam ETF *	24,960
700	Vanguard Emerging Markets Stock Index Fund	31,682
100	Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	11,560
200	Vanguard Real Estate Index Fund ETF Shares	18,108
800	VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	54,792
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $850,903) - 60.69%		1,311,935

MONEY MARKET FUNDS - 2.50%
45,131	Fidelity Institutional Money Market - Treasury Portfolio Class III 4.02% **	45,131
8,883	Morgan Stanley Institutional Liquidity Fund Government Portfolio 4.61% **	8,883
TOTAL FOR MONEY MARKET FUNDS (Cost $54,014) - 2.50%		54,014

TOTAL INVESTMENTS (Cost $1,695,202) - 100.81%		2,179,187

LIABILITIES LESS OTHER ASSETS, NET - (0.81)%		(17,394)

NET ASSETS - 100.00%		$ 2,161,793

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2025.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

	Upright Investments Trust
	Upright Growth & Income Fund

Schedule of Investments
March 31, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 74.94%

Banks—Diversified - 1.68%
200	JPMorgan Chase & Co.	$ 49,060

Capital Markets - 3.75%
200	The Goldman Sachs Group, Inc.	109,258

Consumer Electronics - 3.05%
400	Apple, Inc.	88,852

Drug Manufacturers—General - 4.31%

600	AbbVie, Inc.	125,712

Drug Manufacturers—Specialty & Generic - 3.69%
7,000	Teva Pharmaceutical Industries Ltd. ADR *	107,590

Electrical Equipment & Parts - 0.19%
4,000	Plug Power, Inc. *	5,400

Electronic & Other Electrical Equipment (No Computer Equip) - 0.32%
31	GE Vernova, Inc.	9,463

Entertainment - 0.68%
200	The Walt Disney Co.	19,740

Health Information Services - 0.11%
41	GE Healthcare Technologies, Inc.	3,309

Healthcare Plans - 0.70%
300	CVS Health Corp.	20,325

Integrated Circuit Design - 12.60%
50,000	Himax Technologies, Inc. ADR	367,500

Luxury Goods - 5.55%
2,300	Tapestry, Inc.	161,943

Oil & Gas Integrated - 1.22%
300	Exxon Mobil Corp.	35,679

Pharmaceutical Retailers - 0.19%
500	Walgreens Boots Alliance, Inc.	5,585

Semiconductors - 36.04%
10,000	Ase Technology Holding Co. Ltd. ADR	87,600
6,000	NVIDIA Corp.	650,280
1,500	Silicon Motion Technology Corp. ADR	75,840
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	166,000
10,000	United Microelectronics Corp. ADR	71,500
		1,051,220
Specialty Industrial Machinery - 0.86%
125	General Electric Co.	25,019

TOTAL FOR COMMON STOCKS (Cost $1,180,515) - 74.94%		2,185,655

EXCHANGE TRADED FUNDS - 24.14%
800	Direxion Daily 20+ Year Treasury Bull 3X Shares	35,200
1,500	Direxion Daily Aerospace & Defense Bull 3X Shares	46,050
9,000	Direxion Daily Dow Jones Internet Bull 3X Shares	169,920
1,000	Direxion Daily Industrials Bull 3X Shares	52,100
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	7,220
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	41,270
2,000	Direxion Daily Real Estate Bull 3X Shares	20,640
750	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	13,094
3,100	Direxion Daily Semiconductor Bull 3X Shares	49,445
1,300	Direxion Financial Bull 3X Shares	205,569
2,000	Direxion Small Cap Bull 3X Shares	58,520

50	ProShares S&P 500 Dividend Aristocrats ETF	5,109
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $436,009) - 24.14%		704,137

MONEY MARKET FUNDS - 1.64%
47,878	Fidelity Institutional Money Market - Treasury Portfolio Class III 4.61% **	47,878
TOTAL FOR MONEY MARKET FUNDS (Cost $47,878) - 1.64%		47,878

TOTAL INVESTMENTS (Cost $1,664,402) - 100.72%		2,937,670

LIABILITIES LESS OTHER ASSETS, NET - (0.72)%		(20,981)

NET ASSETS - 100.00%		$ 2,916,689

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2025.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

	Upright Investments Trust
	Upright Growth Fund

Schedule of Investments
March 31, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 67.97%

Agricultural Inputs - 0.17%
1,200	The Mosaic Co.	$ 32,412

Banks—Diversified - 1.30%
6,000	Bank of America Corp.	250,380

Consumer Electronics - 7.16%
6,200	Apple, Inc.	1,377,206

Drug Manufacturers—General - 2.61%
2,400	AbbVie, Inc.	502,848

Drug Manufacturers—Specialty & Generic - 5.35%
2,000	Bausch Health Cos., Inc. *	12,940
66,102	Teva Pharmaceutical Industries Ltd. ADR *	1,015,988
		1,028,928
Electrical Equipment & Parts - 0.51%
72,500	Plug Power, Inc. *	97,875

Insurance—Life - 1.35%
1,000	Brighthouse Financial, Inc. *	57,990
2,500	Metlife, Inc.	200,725
		258,715
Integrated Circuit Design - 25.65%
671,261	Himax Technologies, Inc. ADR	4,933,768

Internet Retail - 1.37%
2,000	Alibaba Group Holding Ltd. ADR	264,460

Internet Content & Information - 2.52%
2,000	Alphabet, Inc. Class C	312,460
300	Meta Platforms, Inc. Class A	172,908
		485,368
Semiconductors - 18.75%
10,000	Ase Technology Holding Co. Ltd. ADR	87,600
13,000	Silicon Motion Technology Corp. ADR	657,280
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,822,000
5,500	United Microelectronics Corp. ADR	39,325
		3,606,205
Specialty Retail - 1.23%
2,000	PDD Holdings, Inc. *	236,700

TOTAL FOR COMMON STOCKS (Cost $11,061,323) - 67.97%		13,074,865

EXCHANGE TRADED FUNDS - 12.64%
10,000	Direxion Daily 20+ Year Treasury Bull 3X Shares	440,000
5,500	Direxion Daily Aerospace & Defense Bull 3X Shares	168,850
22,000	Direxion Daily Dow Jones Internet Bull 3X Shares	415,360
3,000	Direxion Daily Industrials Bull 3X Shares	156,300
4,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	28,880
3,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	123,810
5,000	Direxion Daily Real Estate Bull 3X Shares	51,600
4,000	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	69,834
10,100	Direxion Daily Semiconductor Bull 3X Shares	161,095
2,000	Direxion Financial Bull 3X Shares	316,260
1,500	Direxion Small Cap Bull 3X Shares	43,890
5,000	iShares 20+ Year Treasury Bond ETF	455,150
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,018,342) - 12.64%		2,431,029

MONEY MARKET FUNDS - 20.19%
2,000,000	Fidelity Institutional Money Market - Treasury Portfolio Class III 4.61% **	2,000,000
1,883,485	Morgan Stanley Institutional Liquidity Fund Government Portfolio 4.02% **	1,883,485
TOTAL FOR MONEY MARKET FUNDS (Cost $3,883,485) - 20.19%		3,883,485

TOTAL INVESTMENTS (Cost $16,963,150) - 100.80%		19,389,379

LIABILITIES LESS OTHER ASSETS, NET - (0.80)%		(154,580)

NET ASSETS - 100.00%		$ 19,234,799

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2025.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

Assets:	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investments in Securities, at Value
(Cost $1,695,202, $1,664,402, and $16,963,150, respectively)	$ 2,179,187	$ 2,937,670	$ 19,389,379
Cash	-	-	500
Receivables:
Dividends and Interest	4,089	2,708	28,783
Prepaid Expenses	728	736	1,118
Total Assets	2,184,004	2,941,114	19,419,780
Liabilities:
Payables:
Shareholder Redemptions	-	-	100,000
Advisory Fees	5,917	8,338	57,986
Administrative Fees	2,010	3,501	18,747
Audit Fees	4,216	3,633	2,479
Custody Fees	3,377	3,286	455
Trustee Fees	54	53	650
Legal Fees	5,639	5,252	4,439
Miscellaneous Fees	998	362	225
Total Liabilities	22,211	24,425	184,981
Net Assets	$ 2,161,793	$ 2,916,689	$ 19,234,799

Net Assets Consist of:
Paid In Capital	$ 1,719,883	$ 1,711,808	$ 15,252,022
Distributable Earnings	441,910	1,204,881	3,982,777
Net Assets (unlimited shares authorized; 177,054, 170,794
and 1,974,390 shares outstanding, respectively.)	$ 2,161,793	$ 2,916,689	$ 19,234,799

Net Asset Value and Offering Price Per Share	$ 12.21	$ 17.08	$ 9.74

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust

Statements of Operations
For the six months ended March 31, 2025 (Unaudited)

	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $276, $273, and $10,854, respectively)	$ 17,134	$ 13,087	$ 66,932
Interest	2,006	2,190	52,300
Total Investment Income	19,140	15,277	119,232

Expenses:
Advisory Fees	16,225	24,805	163,792
Administrative Fees	5,617	7,442	45,694
Audit Fees	1,995	1,995	4,625
Insurance Fees	47	62	413
Custody Fees	2,426	2,426	683
Legal Fees	4,746	5,114	25,500
Trustee Fees	252	322	5,354
Miscellaneous Fees	788	424	1,187
Total Expenses	32,096	42,590	247,248

Net Investment Loss	(12,956)	(27,313)	(128,016)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	890	8,586	4,382,458
Net Change in Unrealized Depreciation on Investments	(167,944)	(86,168)	(3,468,666)
Net Realized and Unrealized Gain (Loss) on Investments	(167,054)	(77,582)	913,792

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (180,010)	$ (104,895)	$ 785,776

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Assets Allocation Plus Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2025	9/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (12,956)	$ (7,101)
Net Realized Gain (Loss) on Investments	890	(12,073)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(167,944)	698,768
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,010)	679,594

Distributions to Shareholders	-	(15,847)

Capital Share Transactions:
Proceeds from Shares Sold	-	204
Reinvestment of Distributions	-	15,847
Cost of Shares Redeemed	(3,386)	(2,787)
Paid in Capital Adjustment	-	(773)
Net Increase from Capital Shares Transactions	(3,386)	12,491

Total Increase	(183,396)	676,238

Net Assets
Beginning of Period/Year	2,345,189	1,668,951

End of Period/Year	$ 2,161,793	$ 2,345,189

Capital Share Transactions:
Shares Sold	-	10
Shares Issued on Reinvestment of Distributions	-	1,406
Shares Redeemed	(186)	(248)
Net Increase (Decrease) in Outstanding Shares of the Fund	(186)	1,168

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth & Income Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2025	9/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (27,313)	$ (21,795)
Net Realized Gain (Loss) on Investments	8,586	(23,006)
Net Change in Unrealized Appreciation on Investments	(86,168)	1,153,580
Net Increase in Net Assets Resulting from Operations	(104,895)	1,108,779

Distributions to Shareholders	-	(13,611)

Capital Share Transactions:
Proceeds from Shares Sold	-	-
Reinvestment of Distributions	-	13,611
Cost of Shares Redeemed	(2,915)	(2,492)
Paid in Capital Adjustment	-	(5,929)
Net Increase from Capital Shares Transactions	(2,915)	5,190

Total Increase	(107,810)	1,100,358

Net Assets
Beginning of Period/Year	3,024,499	1,924,141

End of Period/Year	$ 2,916,689	$ 3,024,499

Capital Share Transactions:
Shares Sold	-	-
Shares Issued on Reinvestment of Distributions	-	1,022
Shares Redeemed	(176)	(185)
Net Increase in Outstanding Shares of the Fund	(176)	837

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2025	9/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (128,016)	$ (135,005)
Net Realized Gain (Loss) on Investments	4,382,458	(99,976)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,468,666)	4,312,783
Net Increase in Net Assets Resulting from Operations	785,776	4,077,802

Distributions to Shareholders	-	(388,691)

Capital Share Transactions:
Proceeds from Shares Sold	-	17,284
Shares Issued on Reinvestment of Distributions	-	380,114
Cost of Shares Redeemed	(2,152,645)	(869,963)
Paid in Capital Adjustment	-	(18,246)
Net Increase (Decrease) from Capital Share Transactions	(2,152,645)	(490,811)

Total Increase	(1,366,869)	3,198,300

Net Assets
Beginning of Period/Year	20,601,668	17,403,368

End of Period/Year	$ 19,234,799	$ 20,601,668

Capital Share Transactions:
Shares Sold	-	1,822
Shares Issued on Reinvestment of Distributions	-	45,687
Shares Redeemed	(197,531)	(103,151)
Net Increase (Decrease) in Outstanding Shares of the Fund	(197,531)	(55,642)

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Assets Allocation Plus Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	3/31/2025		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Period/Year	$ 17.13		$ 13.23	$ 9.48	$ 8.51	$ 12.88	$ 7.83

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.07)		0.03	(0.04)	0.03	0.16	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.85)		3.87	3.88	1.09	(4.53)	5.19
Total from Investment Operations	(4.92)		3.90	3.84	1.12	(4.37)	5.10

Distributions:
Net Investment Income	-		-	(0.09)	-	-	-
Realized Gains	-		-	-	(0.15)	-	(0.05)
Total from Distributions	-		-	(0.09)	(0.15)	-	(0.05)

Paid in capital from redemption fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 12.21		$ 17.13	$ 13.23	$ 9.48	$ 8.51	$ 12.88

Total Return **	(7.71)%	(b)	29.48%	40.67%	13.08%	(33.93)%	65.30%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,162		$ 3,018	$ 2,345	$ 1,669	$ 1,413	$ 1,884
Ratio of Expenses to Average Net Assets	2.58%	(a)	1.80%	2.72%	2.87%	2.49%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.04)%	(a)	0.24%	(0.34)%	0.29%	1.31%	(1.02)%
Portfolio Turnover	0.00%	(b)	0.00%	0.00%	0.00%	1.41%	1.75%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth & Income Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	3/31/2025		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Period/Year	$ 17.61		$ 17.72	$ 11.31	$ 9.13	$ 14.36	$ 8.23

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.11)	(0.13)	0.05	0.20	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.60)		0.00	6.62	2.37	(5.43)	6.22
Total from Investment Operations	- 0.64		- 0.11	6.49	2.42	(5.23)	6.13

Distributions:
Net Investment Income	-		-	(0.08)	-	-	-
Realized Gains	-		-	-	(0.24)	-	-
Total from Distributions	-		-	(0.08)	(0.24)	-	-

Paid in capital from redemption fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 16.97		$ 17.61	$ 17.72	$ 11.31	$ 9.13	$ 14.36

Total Return **	(3.45)%	(b)	40.98%	57.35%	26.55%	(36.42)%	74.48%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,917		$ 4,239	$ 3,024	$ 1,924	$ 1,368	$ 1,923
Ratio of Expenses to Average Net Assets	2.58%	(a)	2.15%	2.90%	2.60%	2.87%	2.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.66)%	(a)	(0.55)%	(0.85)%	0.47%	1.54%	(0.68)%
Portfolio Turnover	0.00%	(b)	0.01%	0.00%	0.00%	1.12%	12.68%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Year Ended
	3/31/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020

Net Asset Value, at Beginning of Period/Year	$ 9.50		$ 7.81	$ 7.42	$ 11.56	$ 5.97	$ 3.90

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.06)		(0.06)	0.14	0.49	(0.03)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.30		1.93	0.89	(4.07)	5.62	2.13
Total from Investment Operations	0.24		1.87	1.03	(3.58)	5.59	2.07

Distributions:
Net Investment Income	-		(0.18)	-	-	-	-
Realized Gains	-		-	(0.64)	(0.56)	-	-
Total from Distributions	-		(0.18)	(0.64)	(0.56)	-	-

Paid in capital from redemption fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 9.74		$ 9.50	$ 7.81	$ 7.42	$ 11.56	$ 5.97

Total Return **	2.63%	(b)	24.07%	13.22%	(33.21)%	93.63%	53.08%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 19,235		$ 20,602	$ 17,403	$ 16,340	$ 24,978	$ 14,206
Ratio of Expenses to Average Net Assets	2.27%	(a)	3.21%	1.88%	2.09%	0.57%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.18)%	(a)	(0.71)%	1.72%	4.58%	(0.23)%	(1.25)%
Portfolio Turnover	10.58%	(b)	0.65%	0.81%	2.53%	0.28%	3.75%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Upright Investments Trust

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2025 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940. The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares. The Trust presently includes Upright Assets Allocation Plus Fund (“Assets Allocation Plus Fund”), a diversified series; Upright Growth and Income Fund (the “Growth and Income Fund”), a diversified series; and Upright Growth Fund (the “Growth Fund”), a non-diversified series, (collectively the “Funds”). The principal investment objective of the Assets Allocation Plus Fund is to seek total return. The principal investment objective of the Growth and Income Fund is to seek current income consistent with growth of capital. The principal investment objective of the Growth Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually. Distributions of the Funds’ net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Security Transactions and Related Income - Investment and shareholder transactions are recorded on the trade date. Gains and losses on securities transactions are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

3. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited. The Funds did not enter any repurchase agreements during six months ended March 31, 2025.

Securities Sold Short - The Funds may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. The Funds do not have any open short positions on March 31, 2025.

Securities Purchased on Margin – The Funds may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the six months ended March 31, 2025. During this period, the fund paid no margin interest.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of March 31, 2025:

Assets Allocation Plus Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 813,238	$ -	$ -	$ 813,238
Exchange Traded Funds	1,311,935	-	-	1,311,935
Money Market Funds	54,014	-	-	54,014
	$ 2,179,187	$ -	$ -	$ 2,179,187

Growth & Income Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 2,185,655	$ -	$ -	$ 2,185,655
Exchange Traded Funds	704,137	-	-	704,137
Money Market Funds	47,878	-	-	47,878
	$ 2,937,670	$ -	$ -	$ 2,937,670

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 13,074,865	$ -	$ -	$ 13,074,865
Exchange Traded Funds	2,431,029	-	-	2,431,029
Money Market Funds	3,883,485	-	-	3,883,485
	$ 19,389,379	$ -	$ -	$ 19,389,379

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended March 31, 2025. The Funds did not hold any derivative instruments at any time during the six months ended March 31, 2025. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Funds have entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”). Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets for the Growth & Income Fund and Growth Fund, and 1.30% of its daily net assets for the Assets Allocation Plus Fund. The Funds have accrued the following advisory fees as of and for the six months ended March 31, 2025:

Advisory Fees for the six months ended March 31, 2025

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Advisory Fees Earned	$ 16,225	$ 24,805	$ 163,792
Advisory Fees owed to Adviser	$ 5,917	$ 8,338	$ 57,986

Administrative Fees

Upright Financial Corporation served as the Funds’ administrator. As compensation for services rendered to the Funds, the Administrator received a fee payable at the end of each calendar month at the annual rate of 0.45% of each Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of each Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of each Fund’s daily net assets for average daily net assets over $20 million.

Mutual Shareholder Services, LLC (“MSS”) provides transfer agency and fund accounting services to the Funds.

Brandon M. Pokersnik served as the Chief Compliance Officer (CCO) of the Trust from March 1, 2023 to March 31, 2024. After Mr. Pokersnik resigned from this position on April 1, 2024, the Board of Trustees appointed Mr. Yow Shang Chiueh as the temporary CCO until a new person is brought on board for the position. Mr. Chiueh had been the CCO prior to Mr. Pokersnik’s tenure.

The Funds have accrued the following administrative fees as of and for the six months ended March 31, 2025:

Administrative Fees for the six months ended March 31, 2025

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Administrative Fees Earned	$ 5,617	$ 7,442	$ 45,694
Administrative Fees owed to Adviser	$ 2,010	$ 3,501	$ 18,747

Huntington National Bank serves as the Trust’s custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser. He is also an officer and trustee of the Fund.

5. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2025, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Purchases	$ 3,748	$ 3,763	$ 1,077,228
Sales	$ -	$ -	$ 5,276,071

6. TAX MATTERS

As of September 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Federal tax cost of investments, including short-term investments +	$ 1,750,048	$ 1,740,964	$ 14,993,428
Gross tax appreciation of investments	$ 952,811	$ 1,642,303	$ 11,232,543
Gross tax depreciation of investments	(300,882)	(282,867)	(5,337,648)
Net tax appreciation	$ 651,929	$ 1,359,436	$ 5,894,895

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Funds.

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of September 30, 2024, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Accumulated undistributed ordinary loss	$ (10,418)	$ (5,490)	$ (73,680)
Post October loss and late year loss	(7,519)	(21,365)	(116,932)
Accumulated undistributed capital gain	-	-	-
Capital loss carryforwards (non-expiring)	(12,073)	(22,806)	(2,507,282)
Unrealized appreciation	651,929	1,359,436	5,894,895
Total distributable earnings/(deficit)	$ 621,919	$ 1,309,775	$ 3,197,001

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. The Funds incurred and elected to defer such late year ordinary losses and post-October losses as follows:

	Late Year	Post-October
	Losses	Losses
Assets Allocation Plus Fund	$7,519	$-
Growth & Income Fund	21,165	200
Growth Fund	116,932	-

As of September 30, 2024, the Funds have capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains indefinitely, as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Long-term non-expiring	$ 12,073	$ 22,806	$ 2,507,282
Short-term non-expiring	-	-	-
Total	$ 12,073	$ 22,806	$ 2,507,282

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassifications for the fiscal year ended September 30, 2024 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Assets Allocation Plus Fund	$(773)	$773
Growth & Income Fund	(5,929)	5,929
Growth Fund	(18,246)	18,246

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the year ended September 30, 2024 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 15,847	$ 13,611	$ 388,691
Long-term Gain	$ -	$ -	$ -

The tax character of distributions paid during the year ended September 30, 2023 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 24,128	$ 35,227	$ 1,077,600
Long-term Gain	$ -	$ -	$ 351,737

The Funds did not pay a distribution during the six months ended March 31, 2025.

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9. SECTOR RISK

The Funds may, at times, invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Chao Cho Yeh, in aggregate, owned approximately 29% and 28% of the shares of the Assets Allocation Plus and Growth & Income Funds, respectively. As of March 31, 2025, Yu-Yun Huang, in aggregate, owned approximately 29% and 25% of the shares of the Assets Allocation Plus Fund and Growth & Income Funds, respectively.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Upright Investments Trust

ADDITIONAL INFORMATION

MARCH 31, 2025 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-973-533-1818 or on the SEC website at http://www.sec.gov.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date December 3, 2025

* Print the name and title of each signing officer under his or her signature.